Share capital and reserves (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Share capital and reserves
Number of shares	18,106,375	19,764,141	19,709,240
Issued and fully paid
Balance at the beginning (in shares)	19,764,141
Issue of ordinary shares related to business combination (shares)	84,298
Issue of shares resulting from options exercise (shares)	14,963	54,901
Issue of shares to Cubic Games Studio Ltd's previous shareholders (in shares)	(101,601)
Repurchase of shares resulted from Tender offer	$ (33,109)
Repurchase of shares resulted from Tender offer (in shares)	(1,655,426)
Balance at the end (in shares)	18,106,375
Ordinary shares
Share capital and reserves
Number of shares	18,106,375	19,764,141
Share price	$ 0	$ 0
Issued and fully paid
Balance at the beginning (in shares)	19,764,141
Balance at the end (in shares)	18,106,375